Exploration and Evaluation Assets (Schedule of Expenditures for Exploration and Evaluation Assets) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	$ 221,330,931	$ 196,666,709
Claim maintenance fees	490,455	477,218
Consulting	1,085,092	2,075,322
Data Analysis	274,113	376,619
Drilling	8,771,435	8,413,363
Economic assessments	1,259,910	1,127,651
Engineering	147,665	156,688
Environmental and permitting	1,930,213	1,755,073
Equipment rental	193,709	161,351
Geological	39,442	69,667
Geotechnical	484,804	71,381
Hydrology	394,116	1,648,207
Lease payments	1,701,210	1,813,000
Metallurgy	749,040	2,037,771
Provision for site reclamation	1,078,871
Sampling and processing	771,180	403,757
Site development and reclamation	2,831,324	3,584,054
Supplies	493,281	493,100
Vehicle	38,316
Total Exploration expenses	22,734,176	24,664,222
Balance Ending	244,065,107	221,330,931
Railroad-Pinion Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	181,996,057	158,287,872
Claim maintenance fees	399,726	388,849
Consulting	1,068,158	1,929,576
Data Analysis	274,113	376,619
Drilling	8,771,435	7,948,972
Economic assessments	1,259,910	1,127,651
Engineering	147,665	156,688
Environmental and permitting	1,872,415	1,736,801
Equipment rental	193,709	148,781
Geological	39,442	69,667
Geotechnical	484,804	71,381
Hydrology	394,116	1,648,207
Lease payments	1,579,111	1,690,657
Metallurgy	749,040	2,037,771
Provision for site reclamation	1,078,871
Sampling and processing	771,180	403,224
Site development and reclamation	2,828,830	3,482,076
Supplies	493,281	491,265
Vehicle	38,316
Total Exploration expenses	22,444,122	23,708,185
Balance Ending	204,440,179	181,996,057
Lewis Gold Project [Member]
Disclosure of quantitative information about right-of-use assets [line items]
Balance Begining	39,334,874	38,378,837
Claim maintenance fees	90,729	88,369
Consulting	16,934	145,746
Data Analysis
Drilling		464,391
Economic assessments
Engineering
Environmental and permitting	57,798	18,272
Equipment rental		12,570
Geological
Geotechnical
Hydrology
Lease payments	122,099	122,343
Metallurgy
Provision for site reclamation
Sampling and processing		533
Site development and reclamation	2,494	101,978
Supplies		1,835
Vehicle
Total Exploration expenses	290,054	956,037
Balance Ending	$ 39,624,928	$ 39,334,874